11. SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

On October 9, 2014 the Company issued 12,000 shares with a fair value of $484 ($0.0403/ share) to a consultant for research and development services performed from April 1, 2014 through September 30, 2014 and a bonus of 4,000 shares with a fair value of $161.

On October 2, 2014, the Company entered into a letter agreement for an equity line of financing up to $7,500,000 (the “Letter Agreement”) with Calm Seas Capital, LLC (“Calm Seas”).

Under the Letter Agreement, over a 24 month period from the effective date of a registration statement covering shares issuable to Calm Seas (the "Effective Date") we may put to Calm Seas up to an aggregate of $7,500,000 in shares of our Class A common stock for a purchase price equal to 80% of the lowest price of our Class A common stock during the five consecutive trading days immediately following the date we deliver notice to Calm Seas of our election to put shares pursuant to the Letter Agreement. We may put shares bi-monthly. The dollar value that will be permitted for each put pursuant to the Letter Agreement will be the lesser of: (A) the product of (i) 200% of the average daily volume in the US market of our Class A common stock for the ten trading days prior to the date we deliver our put notice to Calm Seas multiplied by (ii) the average of the daily closing prices for the ten (10) trading days immediately preceding the date we deliver our put notice to Calm Seas, or (B) $100,000. We will automatically withdraw our put notice to Calm Seas if the lowest closing bid price used to determine the purchase price of the put shares is not at least equal to seventy-five percent (75%) of the average closing “bid” price for our Class A common stock for the ten (10) trading days prior to the date we deliver our put notice to Calm Seas.Notwithstanding the $100,000 ceiling for each bi-monthly put, as described above, we may at any time request Calm Seas to purchase shares in excess of such ceiling, either as a part of bi-monthly puts or as an additional put(s) during such month. If Calm Seas, in its sole discretion, accepts such request to purchase additional shares, then we may include the put for additional shares in our monthly put request or submit an additional put for such additional shares in accordance with the procedure set forth above.

The Letter Agreement will terminate when any of the following events occur:

●	Calm Seas has purchased an aggregate of $7,500,000 of our Class A common stock; or

●	The second anniversary from the Effective Date.

On January 28, 2014 the Company issued 3,537,736 shares of common stock for $150,000 ($0.04/share).

On February 18, 2014 the Company issued 3,409,091 shares of common stock for $150,000 ($0.04/share).

On February 2, 2014, the Company issued 9,821,429 shares in connection with the exercise of 10,000,000 warrants, exercise price of $0.001, for $10,000.

On February 17, 2014, the Company entered into two consulting agreements with two consultants for independent technical expertise to further the Company’s business plans and scientific research and development.  As consideration for the services performed, the Company agrees to issue the following to each of the consultants:

●	Within 30 days of the date of this agreement, a warrant for six hundred thousand shares of the Company’s common stock to be exercisable on the 14 month anniversary of this agreement for a period of 12 months with a cashless exercise provision.

●	Within 30 days of the date of this agreement, a warrant for one million shares of the Company’s common stock to be exercisable on the 20 month anniversary of this agreement for a period of 12 months with a cashless exercise provision.

●	Within 30 days of the date of this agreement, a warrant for two million shares of the Company’s common stock to be exercisable on the 32 month anniversary of this agreement for a period of 12 months with a cashless exercise provision.

●	Based on the consultants reaching two sets of benchmarks, two separate warrants for one million five hundred thousand shares of the Company’s common stock to be exercisable on the 28 month anniversary of this agreement for a period of 12 months with a cashless exercise provision.

●	On the three year anniversary, assuming the consultant acted in good faith and the Company’s board of directors approval, a warrant for one million five hundred thousand shares of the Company’s common stock to be exercisable on the 28 month anniversary of this agreement for a period of 12 months with a cashless exercise provision.

On March 12, 2014 the Company issued 2,551,020 shares of common stock for $100,000 ($0.04/share).

On March 19, 2014, the Company entered into a five year consulting agreement for general advisor and consulting services.  As consideration for the services performed, the Company agrees to pay the consultant a fee of $1,000 per month.  At the Company’s option, said consulting fee may be paid to the consultant in the form of Company stock based upon the greater of $0.50/share or the average of the closing price of the Company’s common stock over the five days preceding such stock issuance.

On March 21, 2014, the Company renewed its lease of a Laboratory. The lease is on a month to month basis at an annual rate of $12,750.

On March 28, 2014, the Company renewed and extended a consulting agreement and has agreed to issue 44,000 shares of common stock as consideration for consulting fees owed from June 1, 2012 through March 31, 2014.